Biological Assets - Schedule of Quantitative Data about Cattle Raising Activity (Details) - Heads of cattle [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 18,174	R$ 17,624
Consumable Cattle [Member]
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	3,500	2,542
Production Cattle [Member]
Schedule of Quantitative Data about Cattle Raising Activity [Line Items]
Total number of cattle	R$ 14,674	R$ 15,082